UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03031
Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: March 31, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust
Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Short-Term Variable Rate Municipal Obligations (90.1%)
	Alaska
$5,000	Alaska Housing Finance Corporation, Home Mortgage Ser 2007 A	0.50%	04/07/09	$5,000,000

	Alabama
15,300	Southeast Alabama Gas District, Supply Ser 2007 A	0.30	04/01/09	15,300,000

	Arizona
1,000	Arizona Health Facilities Authority, Banner Health Ser 2008 D ROCs II-R Ser 11687	0.60	04/07/09	1,000,000

	California
7,400	California Statewide Communities Development Authority, Rady Childrens Hospital Ser 2008 B	0.20	04/01/09	7,400,000

	Colorado
1,000	Aurora, The Children’s Hospital Association Ser 2008 C	0.35	04/07/09	1,000,000
	Colorado Educational & Cultural Facilities Authority,
5,250	Capital Christian School Ser 2007	0.63	04/07/09	5,250,000
2,930	Pueblo Serra Worship Holdings Ser 2006	0.47	04/07/09	2,930,000
6,600	Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Ser 2001	0.40	04/07/09	6,600,000

	Delaware
	Delaware Economic Development Authority,
2,300	Archmere Academy Inc Ser 2006	0.50	04/07/09	2,300,000
2,950	St Andrew’s School Ser 2004	0.55	04/07/09	2,950,000
	Delaware Health Facilities Authority,
6,500	Christiana Care Health Services Ser 2008 A	0.30	04/01/09	6,500,000
1,000	Christiana Care Health Services Ser 2008 B	0.44	04/01/09	1,000,000

	Florida
1,000	Florida State Board Of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017	0.60	04/07/09	1,000,000
	Highlands County Health Facilities Authority,
4,660	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC Insd)	0.83	04/07/09	4,660,000
2,000	Adventist Health System/Sunbelt Obligated Group Ser 2008 B-1	0.55	04/07/09	2,000,000
2,100	Lakeland, Energy System Ser 2008 B	0.35	04/01/09	2,100,000

	Georgia
1,100	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	0.58	04/07/09	1,100,000
1,243	Gwinnett County Development Authority, Civic & Cultural Center Ser 2001	0.50	04/07/09	1,243,000
2,000	Gwinnett County Hospital Authority, Gwinnett Hospital System Inc Ser 2008 B	0.53	04/07/09	2,000,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Illinois
	Chicago,
2,000	Refg Ser 2007 E	0.40	04/01/09	2,000,000
5,500	Refg Ser 2007 F	0.40	04/01/09	5,500,000
3,100	Cook County, Ser 2002 B	0.55	04/07/09	3,100,000
	Illinois Development Finance Authority,
6,900	Museum of Contemporary Art Ser 1994	0.50	04/07/09	6,900,000
3,400	Young Men’s Christian Association of Metropolitan Chicago Ser 2001	0.50	04/07/09	3,400,000
1,000	Illinois Educational Facilities Authority, University of Chicago Ser B-1	1.85	07/28/09	1,000,000
	Illinois Finance Authority,
1,700	Advocate Health Care Network Ser 2008 Subser C-2B	0.48	04/07/09	1,700,000
4,500	CHF-DeKalb LLC at Northern Illinois University Ser 2006 A	0.49	04/07/09	4,500,000
2,700	Dominican University Ser 2006	0.50	04/07/09	2,700,000
1,000	Northwestern Memorial Hospital Ser 2009 B-2	0.50	04/07/09	1,000,000
3,200	University of Chicago Medical Center Ser 2009 A-1	0.45	04/07/09	3,200,000
4,000	Village of Oak Park Residence Ser 2006	0.55	04/07/09	4,000,000
1,000	Illinois, Ser 2004 A ROCs II-R Ser 10337	0.50	04/07/09	1,000,000
4,950	Springfield, Electric Ser 2006 Eagle #20070156 Class A (BHAC Insd)	0.83	04/07/09	4,950,000

	Indiana
	Indiana Finance Authority,
1,000	Sisters of St Francis Health Services Inc Ser 2008 I	0.20	04/07/09	1,000,000
1,000	Sisters of St Francis Health Services Inc Ser 2008 J	0.40	04/07/09	1,000,000
2,250	Trinity Health Ser 2008 D-1 & D-2	0.43	04/07/09	2,250,000
1,230	Purdue University, Student Fee Ser 2005 V	0.20	04/07/09	1,230,000

	Kentucky
8,579	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	0.30	04/01/09	8,579,000

	Louisiana
11,520	Louisiana Local Government Environmental Facilities & Community Development Authority, St James Place of Baton Rouge Ser 2007 A	0.57	04/07/09	11,520,000

	Maryland
	Maryland Health & Higher Educational Facilities Authority,
2,600	Catholic Health Initiatives Ser 1997 B	0.38	04/07/09	2,600,000
1,000	Suburban Hospital Ser 2008	0.58	04/07/09	1,000,000
1,200	University of Maryland Medical System Ser 2008 D	0.35	04/01/09	1,200,000

	Massachusetts
12,405	Massachusetts Development Finance Agency, MA, Cushing Academy Ser 2004	0.54	04/07/09	12,405,000
	Massachusetts Health & Educational Facilities Authority,
1,300	Amherst College Ser F	0.20	04/07/09	1,300,000
1,500	Harvard University Ser 1999 R	0.20	04/01/09	1,500,000
2,000	Northeastern University Ser T-1	2.25	05/20/09	2,000,000
1,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390	0.59	04/07/09	1,000,000

	Michigan
3,000	Kent Hospital Finance Authority, Metropolitan Hospital Ser 2005 B	0.42	04/07/09	3,000,000
7,000	Michigan Building Authority, Ser 2006 1A Eagle #20060156 Class A (FSA Insd)	1.64	04/07/09	7,000,000
1,000	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.40	04/07/09	1,000,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

2,300	University of Michigan Regents, General Ser 2008 A	0.26	04/01/09	2,300,000

	Minnesota
3,200	Minneapolis & St Paul Housing & Redevelopment Authority, Allina Health System Ser 2007 C-2	0.31	04/07/09	3,200,000
1,800	Rochester, Health Care Facilities Mayo Clinic Ser 2008 A	0.22	04/07/09	1,800,000
1,550	Rochester, Health Care Facilities Mayo Clinic Ser 2008 B	0.22	04/07/09	1,550,000
7,550	St Cloud, CentraCare Health System Ser 2008 A (AGC Insd)	0.48	04/07/09	7,550,000

	Mississippi
1,100	Perry County, Leaf River Forest Products Inc Ser 2002	0.58	04/07/09	1,100,000

	Missouri
1,000	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2006 B	0.50	04/07/09	1,000,000
3,000	Missouri Health & Educational Facilities Authority, Sisters of Mercy Health System Ser 2008 E	0.44	04/07/09	3,000,000

	New Mexico
1,400	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.40	04/07/09	1,400,000

	New York
4,000	Austin Trust, New York City Municipal Water Finance Authority Fiscal 2005 Ser B Custody Receipts Ser 2008-1199 (FSA Insd)	0.79	04/07/09	4,000,000
1,000	Triborough Bridge & Tunnel Authority, Ser 2008 D ROCs II-R Ser 11590 (BHAC Insd)	0.65	04/07/09	1,000,000

	North Carolina
1,000	Austin Trust, Charlotte-Mecklenburg Hospital Authority Carolinas Healthcare Ser 2008 A Custody Receipts Ser 2008-1149	0.49	04/07/09	1,000,000
6,000	North Carolina Capital Facilities Finance Agency, High Point University Ser 2007	0.55	04/01/09	6,000,000
	North Carolina Medical Care Commission,
3,000	FirstHealth of the Carolinas Ser 2008 A	0.84	04/07/09	3,000,000
3,000	Novant Health Obligated Group Ser 2006 Eagle #20070065 Class A (BHAC Insd)	0.48	04/07/09	3,000,000
8,280	United Church Homes & Services Ser 2007	0.55	04/07/09	8,280,000
2,400	North Carolina, Ser 2002 G	0.25	04/07/09	2,400,000
4,340	Piedmont Triad Airport Authority, Ser 2008 A	0.55	04/07/09	4,340,000

	Ohio
3,530	Columbus, Sewer Ser 2008 B	0.30	04/07/09	3,530,000
5,800	Franklin County, OhioHealth Corp Ser 2008 A	0.46	04/07/09	5,800,000
2,900	Franklin County, OhioHealth Corp Ser 2008 B	0.50	04/07/09	2,900,000
7,800	Ohio State Higher Education Facilities, Cleveland Clinic Ser 2008 B-4	0.30	04/01/09	7,800,000

	Pennsylvania
1,885	Allegheny County Higher Education Building Authority, Carnegie Mellon University Ser 1998	0.33	04/01/09	1,885,000
1,500	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2002 & 2005	0.40	04/07/09	1,500,000
	Bucks County Industrial Development Authority,
1,000	Grand View Hospital Ser 2008 A	0.37	04/07/09	1,000,000
1,000	Grand View Hospital Ser 2008 B	0.45	04/07/09	1,000,000
4,120	Pennswood Village Ser 2007 A	0.50	04/07/09	4,120,000
1,690	Delaware River Joint Toll Bridge Commission, Bridge Ser 2007 A Eagle #20070154 Class A (BHAC Insd)	0.83	04/07/09	1,690,000
1,000	Delaware Valley Regional Finance Authority, Local Government Ser 1985	0.50	04/07/09	1,000,000
6,260	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	0.49	04/07/09	6,260,000

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE

	Pennsylvania Turnpike Commission,
1,500	2002 Ser A-2	0.50	04/07/09	1,500,000
2,500	2002 Ser A-3	0.50	04/07/09	2,500,000
1,000	RBC Municipal Products Trust Inc, Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-13	0.57	04/07/09	1,000,000
	Southcentral Pennsylvania General Authority,
1,130	WellSpan Health Series 2008 A ROCs II-R Ser 11686	0.60	04/07/09	1,130,000
1,000	WellSpan Health Ser 2008 D	0.45	04/07/09	1,000,000
1,500	Washington County Authority, Girard Estate Ser 1999	0.45	04/07/09	1,500,000

	South Carolina
5,000	South Carolina Jobs Economic Development Authority, Goodwill Industries Ser 2006	0.55	04/07/09	5,000,000

	Tennessee
5,765	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	0.58	04/07/09	5,765,000
3,675	Shelby County Health Educational & Housing Facilities Board, Trezevant Manor Ser 2007 A	0.54	04/07/09	3,675,000

	Texas
4,500	Dallas Area Rapid Transit, Sales Tax Ser 2008 ROCs II-R Ser 11541	0.60	04/07/09	4,500,000
	Harris County Cultural Education Facilities Financing Corporation,
1,100	Methodist Hospital System Ser 2008 C-1	0.30	04/01/09	1,100,000
1,000	Methodist Hospital System Ser 2008 C-2	0.30	04/01/09	1,000,000
3,300	Methodist Hospital System Ser 2008 C-3	0.30	04/01/09	3,300,000
5,700	Methodist Hospital System Ser 2008 C-4	0.30	04/01/09	5,700,000
	Harris County Health Facilities Financing Corporation,
4,000	Baylor College of Medicine Ser 2007 B	0.30	04/01/09	4,000,000
4,300	Methodist Hospital System Ser 2008 A-1	0.40	04/01/09	4,300,000
3,200	Methodist Hospital System Ser 2008 A-2	0.30	04/01/09	3,200,000
5,300	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	0.50	04/07/09	5,300,000
1,400	Tarrant County Cultural Educaiton Facilities Finance Corporation, Scott White Memorial Hospital Ser 2008	0.50	04/07/09	1,400,000
3,800	University of Texas Regents, Permanent University Fund Ser 2008 A	0.15	04/07/09	3,800,000

	Virginia
3,200	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 1998 A & B	0.25	04/07/09	3,200,000

	Washington
4,800	Energy Northwest, Project 1 Ser 2003 A PUTTERs Ser 2965	0.47	04/07/09	4,800,000
1,100	Washington Higher Education Facilities Authority, University of Puget Sound Ser 2006 B	0.50	04/07/09	1,100,000

	Wisconsin
1,190	Rhinelander, YMCA of the Northwoods Ser 2006	0.74	04/07/09	1,190,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $341,232,000)			341,232,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (0.5%)
	Texas
1,000	University of Texas Regents, Financing System Ser 2002 A	0.35%	04/01/09	0.35%	1,000,000
1,000	University of Texas Regents, Financing System Ser 2002 A	0.35	04/03/09	0.35	1,000,000

	Total Tax-Exempt Commercial Papers (Cost $2,000,000)				2,000,000

	Short-Term Municipal Notes and Bonds (8.6%)
	Idaho
2,000	Idaho, Ser 2008 TANs, dtd 04/01/09	3.00	06/30/09	1.69	2,006,201

	Indiana
2,000	Indiana Bond Bank, Midyear Funding Notes Ser 2008 A, dtd 04/01/09	3.00	05/28/09	1.57	2,004,309

	Massachusetts
1,000	New Bedford, Ser 2008 RANs dtd 04/01/09	2.75	06/30/09	2.26	1,001,093
2,000	Pioneer Valley Transit Authority, Ser 2008 RANs, dtd 04/01/09	5.00	07/30/09	2.43	2,003,405
1,000	Worcester Regional Transit Authority, Ser 2008 RANs, dtd 04/01/09	3.25	06/26/09	2.71	1,001,146

	Missouri
1,000	St Louis, General Fund Ser 2008 TRANs, dtd 04/01/09	3.25	06/30/09	1.74	1,003,585

	New Jersey
1,000	Galloway Township, Ser 2008 BANs, dtd 04/01/09	3.00	09/11/09	2.03	1,004,111

	New York
1,500	Greater Southern Tier Board of Cooperative Educational Services, Supervisory District Ser 2008 RANs, dtd 04/01/09	2.75	06/30/09	2.11	1,502,224
2,650	Patchogue-Medford Union Free School District, Ser 2008 TANs, dtd 04/01/09	4.00	06/24/09	2.36	2,659,527

	Ohio
2,000	American Municipal Power — Ohio Inc, Prairie Street Ser 2008 BANs, dtd 04/01/09	3.50	04/01/09	2.21	2,000,000
1,000	Greene County, Certificates of Indebtedness Ser 2008 E, dtd 04/01/09	2.50	05/19/09	1.72	1,000,975
1,000	Lucas County, Ser 2008 BANs, dtd 04/01/09	3.00	07/30/09	1.70	1,004,202

	Oregon
2,000	Oregon, Ser 2008 A TANs, dtd 04/01/09	3.00	06/30/09	1.67	2,006,300

	South Carolina
1,700	Charleston County School District, SC, Ser 2008 TANs, dtd 04/01/09	2.50	04/01/09	1.48	1,700,000
2,629	South Carolina Association of Governmental Organizations, Ser 2008 A (COPs), dtd 04/01/09	3.00	04/15/09	1.52	2,630,453

	Texas,
5,000	Texas, Ser 2008 TRANs, dtd 04/01/09	3.00	08/28/09	1.61	5,027,514

	Wisconsin
3,000	Wisconsin, Operating Notes Ser 2008, dtd 04/01/09	3.00	06/15/09	1.67	3,007,898

	Total Short-Term Municipal Notes and Bonds (Cost $32,562,944)				32,562,944

NUMBER OF
SHARES (000)
	Investment Company (c) (0.9%)
3,200	Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (Cost $3,200,000)		3,200,000

	Total Investments (Cost $378,994,944) (d)	100.1	378,994,944

	Other Assets in Excess of Liabilities	(0.1)	(239,541)

	Net Assets	100.0%	$378,755,403

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

PUTTERs	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates.

TANs	Tax Anticipation Notes.

TRANs	Tax and Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2009.

(b)	Date on which the principal amount can be recovered through demand.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser.

Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class.

(d)	Cost is the same for federal income tax purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.

BHAC	Berkshire Hathaway Assurance Corp.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

Morgan Stanley Tax-Free Daily Income Trust
Notes to the Portfolio of Investments
FAS 157
3/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$378,994,944	$3,200,000	$375,794,944	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Free Daily Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009

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